COMMITMENTS AND CONTINGENCIES (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Future Minimum Payments Under Operating Leases [Abstract]
2022	$ 471,000
2023	363,000
2024	264,000
Total	1,098,000
General and Administrative Expense [Member]
Lease Agreements [Abstract]
Rent expense	629,000	$ 389,000
Maximum [Member]
Lease Agreements [Abstract]
Monthly operating lease payments	11,000
Minimum [Member]
Lease Agreements [Abstract]
Monthly operating lease payments	$ 2,900